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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 92.3%
		Australia: 6.7%
1,148,066		Australia & New Zealand Banking Group Ltd.	$28,680,122
931,740		Coca-Cola Amatil Ltd.	8,247,324
2,034,932		Foster’s Group Ltd.	11,351,009
7,108,189		Insurance Australia Group	28,105,950
1,375,078		Lion Nathan Ltd.	11,244,720
617,991		Publishing & Broadcasting Ltd.	11,380,000
1,095,786		Suncorp-Metway Ltd.	18,158,682
249,623		Wesfarmers Ltd.	9,614,139
			126,781,946
		Austria: 0.4%
287,345		Telekom Austria AG	8,388,278
			8,388,278
		Belgium: 1.9%
1,381,580		Fortis	36,894,874
549,076	@	Fortis	8,047
			36,902,921
		Bermuda: 0.6%
2,019,813		Hiscox Ltd.	11,086,369
			11,086,369
		Brazil: 1.6%
229,987		Petroleo Brasileiro SA ADR	18,668,045
586,779		Tele Norte Leste Participacoes SA ADR	12,275,417
			30,943,462
		Canada: 2.5%
273,777		Enerplus Resources Fund	11,189,266
546,596		Fording Canadian Coal Trust	18,633,458
61,000		TransCanada Corp	2,430,240
406,874		TransCanada Corp.	16,157,774
			48,410,738
		Denmark: 1.6%
745,993		Danske Bank A/S	29,822,050
			29,822,050
		France: 5.4%
170,501		BNP Paribas	19,218,523
731,063		France Telecom SA	27,705,039
343,790		Total SA	27,801,940
619,213		Vivendi	28,395,213
			103,120,715
		Germany: 1.4%
1,234,707		Deutsche Telekom AG	27,336,447
			27,336,447
		Greece: 1.6%
768,680		OPAP SA	29,922,377
			29,922,377
		Hong Kong: 1.6%
1,655,542		CLP Holdings Ltd.	11,278,595
982,997		Hang Seng Bank Ltd.	18,801,829
			30,080,424
		Hungary: 0.8%
527,325		Magyar Telekom Telecommunications PLC ADR	14,190,316
			14,190,316
		Ireland: 1.3%
1,523,049		Bank of Ireland - London Exchange	24,167,652
			24,167,652
		Israel: 1.0%
3,811,868		Bank Hapoalim BM	19,256,638
			19,256,638
		Italy: 11.3%
3,096,197		Enel S.p.A.	37,070,639
1,054,799		ENI S.p.A.	37,754,993
3,808,680		Intesa Sanpaolo S.p.A.	30,318,926
598,573		Italcementi S.p.A. RNC	8,993,997
2,412,090		Mediaset S.p.A.	23,539,384
232,520		Pirelli & C Real Estate S.p.A.	9,630,473
14,828,113		Telecom Italia S.p.A. RNC	37,069,935
3,596,894		UniCredito Italiano S.p.A.	30,566,800
			214,945,147
		Netherlands: 1.9%
913,040		Royal Dutch Shell PLC	36,941,693
			36,941,693

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (Continued)

Shares		Value
	New Zealand: 1.0%
5,656,535	Telecom Corp. of New Zealand Ltd.	$18,626,454
		18,626,454
	Singapore: 0.5%
689,000	DBS Group Holdings Ltd.	9,585,410
		9,585,410
	South Korea: 0.6%
123,318	S-Oil Corp.	11,508,218
		11,508,218
	Sweden: 2.0%
488,893	Holmen AB	18,832,547
1,939,069	TeliaSonera AB	18,529,798
		37,362,345
	Taiwan: 1.0%
1,909,549	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,942,726
		18,942,726
	Thailand: 0.6%
1,502,900	Siam Cement PCL	10,505,899
		10,505,899
	United Kingdom: 19.0%
396,334	AstraZeneca PLC	18,795,708
2,778,999	Aviva PLC	38,935,716
4,352,854	BBA Aviation PLC	19,533,763
2,343,402	BP PLC	28,418,013
2,084,249	Brit Insurance Holdings PLC	10,992,995
789,576	British American Tobacco PLC	30,666,335
1,249,961	Diageo PLC	28,209,638
8,001,860	DSG International PLC	18,529,521
1,091,790	GlaxoSmithKline PLC	28,847,004
670,642	HSBC Holdings PLC	11,466,577
3,583,035	Lloyds TSB Group PLC	36,487,628
3,433,772	Royal Bank of Scotland Group PLC	32,422,439
3,106,274	Tate & Lyle PLC	28,768,038
1,963,005	United Utilities PLC	30,250,177
		362,323,552
	United States: 26.0%
406,695	Altria Group, Inc.	31,543,264
341,314	Ameren Corp.	18,379,759
807,124	AT&T, Inc.	30,840,208
656,764	Bank of America Corp.	30,296,523
658,847	Bristol-Myers Squibb Co.	19,521,637
922,995	Citigroup, Inc.	30,735,734
859,665	Citizens Communications Co.	11,158,452
376,751	Consolidated Edison, Inc.	18,253,586
745,589	Dow Chemical Co.	31,270,003
932,224	Duke Energy Corp.	18,448,713
670,206	Energy East Corp.	18,524,494
716,843	Foot Locker, Inc.	9,354,801
416,494	Kraft Foods, Inc.	14,389,868
703,819	Leggett & Platt, Inc.	14,484,595
632,315	Masco Corp.	14,163,856
509,215	OGE Energy Corp.	18,128,054
1,307,440	Pfizer, Inc.	31,064,774
204,112	Rayonier, Inc.	9,466,715
486,517	Southern Co.	18,302,770
443,767	Spectra Energy Corp.	10,934,419
904,218	US Bancorp.	29,920,574
539,673	UST, Inc.	31,247,067
570,659	Wachovia Corp.	24,538,337
529,966	Washington Mutual, Inc.	10,334,337
		495,302,540
	Total Common Stock
	(Cost $1,674,607,440)	1,756,454,317

REAL ESTATE INVESTMENT TRUSTS: 2.3%
	Australia: 0.6%
599,715	Westfield Group	10,869,715
		10,869,715
	Netherlands: 0.6%
134,982	Corio NV	11,456,817
		11,456,817
	United States: 1.1%
225,823	Developers Diversified Realty Corp.	10,028,799
308,931	Hospitality Properties Trust	11,288,339
		21,317,138
	Total Real Estate Investment Trusts
	(Cost $46,117,529)	43,643,670

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (Continued)

Shares				Value
EQUITY-LINKED SECURITIES: 0.5%
		Taiwan: 0.5%
3,635,661	@	Formosa Chemicals & Fibre Corp.		$9,240,723

		Total Equity-Linked Securities
		(Cost $5,592,254)		9,240,723

WARRANTS: 1.5%
		Taiwan: 1.5%
5,330,000	@	Acer, Inc.		11,182,340
14,599,000	@	Mega Financial Holding Co. Ltd		9,005,024
2,167,053	@	Novatek Microelectronics Corp., Ltd.		8,597,817

		Total Warrants
		(Cost $30,575,238)		28,785,181

No. of Contracts				Value
PURCHASED PUT OPTIONS: 0.5%
		Australia: 0.1%
4,900		S&P/ASX 200 Index, Strike Price 5,918.030 AUD, Expires 12/21/07		$88,575
3,800		S&P/ASX 200 Index, Strike Price 6,174.392 AUD, Expires 01/18/08		311,482
6,600		S&P/ASX 200 Index, Strike Price 5,957.88 AUD, Expires 02/15/08		515,920
22,500,000		Australian Dollar Currency Option (AUD/USD), Strike Price .7934, Expires 12/18/07		61
30,000,000		Australian Dollar Currency Option (AUD/USD), Strike Price .8403, Expires 01/23/08		153,981
27,500,000		Australian Dollar Currency Option (AUD/USD), Strike Price .8162, Expires 02/21/08		101,578
				1,171,597
		European Union: 0.1%
13,700		Dow Jones Euro Stoxx 50 Index, Strike Price 4,007.780 EUR, Expires 12/21/07		181,687
24,700		Dow Jones Euro Stoxx 50 Index, Strike Price 4,052.380 EUR, Expires 01/18/08		1,530,101
14,000		Dow Jones Euro Stoxx 50 Index, Strike Price 3,858.52 EUR, Expires 02/15/08		743,680
90,000,000		European Union Currency Option (EUR/USD), Strike Price 1.3493, Expires 12/18/07		31
100,000,000		European Union Currency Option (EUR/USD), Strike Price 1.3785, Expires 01/23/08		70,991
80,000,000		European Union Currency Option (EUR/USD), Strike Price 1.4238, Expires 02/21/08		533,847
				3,060,337
		United Kingdom: 0.1%
5,400		FTSE 100 Index, Strike Price 5,944.730 GBP, Expires 12/21/07		301,134
4,800		FTSE 100 Index, Strike Price 6,026.100 GBP, Expires 01/18/08		888,609
5,800		FTSE 100 Index, Strike Price 5,633.10 GBP, Expires 02/15/08		847,009
75,000,000		United Kingdom Currency Option (GBP/USD), Strike Price 1.9541, Expires 12/18/07		3,391
75,000,000		United Kingdom Currency Option (GBP/USD), Strike Price 1.9706, Expires 01/23/08		156,425
65,000,000		United Kingdom Currency Option (GBP/USD), Strike Price 1.9647, Expires 02/21/08		232,968
				2,429,536
		United States: 0.2%
65,000		S&P 500 Index, Strike Price 1,401.400 USD, Expires 12/21/07		582,447
66,100		S&P 500 Index, Strike Price 1,395.980 USD, Expires 01/18/08		1,346,110
85,000		S&P 500 Index, Strike Price 1,298.300 USD, Expires 02/15/08		1,286,734
				3,215,291
		Total Purchased Put Options
		(Cost $18,052,842)		9,876,761

		Total Investments in Securities
		(Cost $ 1,774,945,303) *	97.1%	$1,848,000,652
		Other Assets and Liabilities - Net	2.9	54,612,354
		Net Assets	100.0%	$1,902,613,006

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $1,799,183,911
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$151,551,485
		Gross Unrealized Depreciation		(102,734,744)
		Net Unrealized Appreciation		$48,816,741

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (Ccontinued)

Written Call Options

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value

529,000	Morgan Stanley	Australia and New Zealand Banking Group Ltd.	01/16/08	27.8524	AUD	$500,368	$(591,634)
909,000	BNP Paribas	Foster’s Group Ltd.	01/16/08	6.2600	AUD	188,430	(208,573)
255,000	Deutsche Bank, AG	Suncorp-Metway Ltd.	01/16/08	19.0434	AUD	146,500	(101,029)
116,000	Morgan Stanley	Wesfarmers Ltd.	01/16/08	42.6500	AUD	165,836	(214,044)
276,000	Morgan Stanley	Westfield Group	01/16/08	20.9870	AUD	199,150	(125,333)
107,000	Goldman Sachs	Transcanada Corp.	01/16/08	39.0300	CAD	88,729	(110,010)
343,000	Societe Generale	Danske Bank A/S	01/16/08	202.7166	DKK	542,884	(599,374)
79,000	Deutsche Bank, AG	BNP Paribas	01/16/08	75.6412	EUR	409,561	(541,525)
561,000	Deutsche Bank, AG	Deutsche Telekom AG	01/16/08	14.9460	EUR	432,543	(531,128)
1,397,000	Barclays Capital	Enel S.p.A.	01/16/08	8.1420	EUR	519,718	(539,634)
473,000	JPMorgan Chase, London	ENI S.p.A.	01/16/08	23.8850	EUR	581,167	(799,894)
666,000	Societe Generale	Fortis	01/16/08	18.6887	EUR	1,031,026	(908,149)
332,000	Barclays Capital	France Telecom S.A.	01/16/08	25.6100	EUR	523,849	(518,018)
1,739,000	Goldman Sachs	Intesa San Paolo	01/16/08	5.3380	EUR	487,007	(584,863)
410,000	Barclays Capital	Royal Dutch Shell PLC	01/16/08	27.4800	EUR	705,784	(766,878)
3,273,000	Societe Generale	Telecom Italia S.p.A.	01/16/08	1.7220	EUR	279,805	(278,982)
170,000	Deutsche Bank, AG	Telekom Austria AG	01/16/08	20.2400	EUR	225,689	(193,036)
155,000	Goldman Sachs	Total FP	01/16/08	54.6300	EUR	481,758	(533,170)
1,595,000	Goldman Sachs	UniCredito Italiano S.p.A.	01/16/08	5.7332	EUR	619,945	(786,888)
279,000	Deutsche Bank, AG	Vivendi	01/16/08	30.8470	EUR	447,790	(597,807)
179,000	Barclays Capital	AstraZeneca PLC	01/16/08	22.5300	GBP	394,793	(465,960)
1,059,000	Deutsche Bank, AG	BP PLC	01/16/08	5.8457	GBP	529,478	(217,660)
352,000	Deutsche Bank, AG	British American Tobacco PLC	01/16/08	18.4610	GBP	508,899	(400,366)
564,000	JPMorgan Chase, London	Diageo PLC	01/16/08	11.0500	GBP	423,912	(354,211)
494,000	Barclays Capital	GlaxoSmithkline PLC	01/16/08	12.4800	GBP	520,939	(672,896)
296,000	Goldman Sachs	HSBC Holdings PLC	01/16/08	8.1550	GBP	201,494	(255,641)
1,560,000	Barclays Capital	Lloyds TSB Group PLC	01/16/08	4.7132	GBP	959,206	(1,368,465)
1,549,000	Morgan Stanley	Royal Bank of Scotland Group PLC	01/16/08	4.3275	GBP	989,634	(1,583,002)
387,000	Goldman Sachs	CLP Holdings Ltd.	01/16/08	52.4800	HKD	94,819	(87,267)
487,000	Morgan Stanley	Hang Seng Bank Ltd.	01/16/08	148.8600	HKD	530,624	(417,404)
1,308,000	Morgan Stanley	Telecom Corp. of New Zealand	01/16/08	4.2540	NZD	150,213	(198,478)
896,000	Barclays Capital	Teliasonera AB	01/16/08	60.6800	SEK	371,188	(893,273)
320,000	Goldman Sachs	DBS Group Hldg. Ltd.	01/16/08	19.5000	SGD	189,983	(232,146)
185,000	ABN AMRO	Altria Group, Inc.	01/16/08	75.7992	USD	430,495	(610,015)
157,000	Goldman Sachs	Ameren Corp.	01/16/08	53.0850	USD	218,026	(236,382)
359,000	JPMorgan Chase, London	AT&T Inc.	01/16/08	38.1580	USD	631,481	(659,243)
293,000	Deutsche Bank, AG	Bank of America Corp.	01/16/08	44.0800	USD	622,391	(881,477)
300,000	Deutsche Bank, AG	Bristol-Myers Squibb Co.	01/16/08	29.4600	USD	347,340	(397,075)
399,000	JPMorgan Chase, London	Citigroup Inc.	01/16/08	32.2900	USD	944,433	(1,174,579)
400,000	Deutsche Bank, AG	Citizens Communications Co.	01/16/08	12.7690	USD	180,160	(199,948)
174,000	JPMorgan Chase, London	Consolidated Edison Inc.	01/16/08	48.4000	USD	213,915	(241,915)
98,000	Goldman Sachs	Developers Diversified Realty Corp.	01/16/08	42.8160	USD	242,854	(303,305)
336,000	JPMorgan Chase, London	Dow Chemical Co.	01/16/08	41.6076	USD	613,872	(647,355)
424,000	Deutsche Bank, AG	Duke Energy Corp.	01/16/08	19.7553	USD	257,156	(297,222)
96,000	Goldman Sachs	Fording Canadian Coal Trust	01/16/08	34.3401	USD	193,920	(186,613)
140,000	ABN AMRO	Hospitality Properties Trust	01/16/08	35.8312	USD	175,560	(225,655)
189,000	Deutsche Bank, AG	Kraft Foods Inc. Cl. A	01/16/08	33.9600	USD	218,219	(275,022)
156,000	Deutsche Bank, AG	Leggett & Platt Inc.	01/16/08	19.8990	USD	138,934	(207,000)
292,000	Morgan Stanley	Masco Corp.	01/16/08	21.7771	USD	381,527	(470,364)
99,000	Deutsche Bank, AG	Petroleo Brasileiro S.A. ADR	01/16/08	83.8499	USD	664,923	(539,484)
587,000	ABN AMRO	Pfizer Inc.	01/16/08	23.4526	USD	531,235	(581,834)
95,000	Goldman Sachs	Rayonier Inc.	01/16/08	44.9000	USD	209,313	(247,971)
222,000	Deutsche Bank, AG	Southern Co.	01/16/08	37.6835	USD	209,990	(238,060)
207,000	JPMorgan Chase, London	Spectra Energy Corp.	01/16/08	24.5882	USD	192,924	(214,308)
889,000	Morgan Stanley	Taiwan Semiconductor Manufacturing Co. Ltd.	01/16/08	9.6763	USD	379,336	(565,700)
125,000	Deutsche Bank, AG	Tele Norte Leste Participacoes S.A. ADR	01/16/08	21.0828	USD	176,838	(160,785)
405,000	Deutsche Bank, AG	US Bancorp	01/16/08	32.6174	USD	571,981	(714,739)
122,000	Deutsche Bank, AG	UST Inc.	01/16/08	55.8200	USD	249,173	(374,183)
257,000	Deutsche Bank, AG	Wachovia Corp.	01/16/08	40.9207	USD	694,105	(1,007,946)
232,000	Societe Generale	Washington Mutual, Inc.	01/16/08	17.7200	USD	462,492	(681,557)
						$24,595,314	$(29,016,475)

		Total Premiums Received:	$24,595,314

		Total Liabilities for Call Options Written:	$(29,016,475)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2007 (Unaudited) (Continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.0%
Agriculture	4.9
Banks	22.6
Beverages	3.1
Building Materials	1.8
Chemicals	2.1
Coal	1.0
Computers	0.6
Diversified	0.6
Diversified Financial Services	2.1
Electric	8.3
Entertainment	1.6
Food	2.3
Forest Products & Paper	1.5
Hotels	0.6
Insurance	4.7
Media	3.3
Miscellaneous Manufacturing	1.3
Oil & Gas	9.1
Pharmaceuticals	5.2
Pipelines	1.5
Purchased Options	0.5
Real Estate	0.5
Retail	1.5
Savings & Loans	0.5
Semiconductors	1.4
Shopping Centers	1.1
Telecommunications	10.8
Water	1.6
Other Assets and Liabilities - Net	2.9
Net Assets	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2008